UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, Illinois 60062

(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, Illinois 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2006

	Number of Shares	Market Value
COMMON STOCKS

CAPITAL GOODS (19.3%)
Corning, Inc. *	3,400	$82,994
Emerson Electric Company	800	67,088
General Electric Company	3,400	120,020
Textron, Inc.	1,150	100,625
Tyco International, Ltd.	4,100	114,759

		485,486

CONSUMER GOODS (10.7%)
Lowe’s Companies, Inc.	3,600	101,016
Masco Corporation	3,000	82,260
PepsiCo, Inc.	1,300	84,838

		268,114

CONSUMER SERVICES (9.8%)
Comcast Corporation, Class A *	1,700	62,577
D.R. Horton, Inc.	1,300	31,135
Time Warner, Inc. *	4,000	72,920
Wal-Mart Stores, Inc.	1,600	78,912

		245,544

ENERGY (16.9%)
Dominion Resources, Inc.	1,250	95,613
Grant Prideco, Inc. *	2,400	91,272
Schlumberger, Ltd.	1,800	111,654
Weatherford International, Ltd. *	3,000	125,160

		423,699

FINANCIAL (16.3%)
American Express Company	2,700	151,416
Bank of America Corporation	2,000	107,140
Citigroup, Inc.	1,500	74,505
JPMorgan Chase & Co.	1,650	77,484

		410,545

SCHEDULE OF INVESTMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2006

	Number of Shares	Market Value
COMMON STOCKS - Continued

HEALTH CARE (4.4%)
Eli Lilly & Company	500	$28,500
Johnson & Johnson	764	49,614
Medtronic, Inc.	700	32,508

		110,622

TECHNOLOGY - HARDWARE (7.8%)
Cisco Systems, Inc. *	5,500	126,500
Intel Corporation	3,400	69,938

		196,438

TECHNOLOGY - SOFTWARE & SERVICES (10.2%)
First Data Corporation	2,000	84,000
Microsoft Corporation	3,200	87,456
Yahoo!, Inc. *	3,400	85,952

		257,408

TELECOMMUNICATIONS (4.9%)
Motorola, Inc.	2,500	62,500
Vodafone Group, PLC ADR	2,625	60,007

		122,507

TOTAL COMMON STOCK (100.3%)		2,520,363

TOTAL INVESTMENTS (100.3%)		2,520,363

CASH AND RECEIVABLES LESS LIABILITIES (-0.3%)		(7,193)

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$2,513,170

*	Non-income producing security

ADR – American Depository Receipt

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company
Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: November 20, 2006